Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Summary of Purchase Price Allocations

The table below presents the determination of the fair value of assets acquired and liabilities assumed based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	JHT	Others	December 31, 2023
Cash and cash equivalents		5,709	11,873	17,582
Trade and other receivables		38,250	39,650	77,900
Inventoried supplies and prepaid expenses		10,976	5,897	16,873
Property and equipment	9	65,489	174,850	240,339
Right-of-use assets	10	5,385	25,609	30,994
Intangible assets	11	198,659	80,807	279,466
Other assets		23,887	115	24,002
Trade and other payables		(35,221)	(28,884)	(64,105)
Income tax (payable) receivable		(1,682)	729	(953)
Provisions	17	(19,919)	-	(19,919)
Other non-current liabilities		(444)	(44)	(488)
Long-term debt	14	(4,808)	-	(4,808)
Lease liabilities	15	(5,385)	(25,609)	(30,994)
Deferred tax liabilities	18	(55,367)	(32,375)	(87,742)
Total identifiable net assets		225,529	252,618	478,147
Total consideration transferred		309,304	350,451	659,755
Goodwill	11	83,775	97,833	181,608
Cash		309,304	336,979	646,283
Contingent consideration		-	13,472	13,472
Total consideration transferred		309,304	350,451	659,755

The table below presents the determination of the fair value of assets acquired and liabilities assumed of the 2022 acquisitions as at December 31, 2022:

Identifiable assets acquired and liabilities assumed	Note	December 31, 2022
Cash and cash equivalents		863
Trade and other receivables		28,231
Inventoried supplies and prepaid expenses		2,179
Property and equipment	9	70,959
Right-of-use assets	10	28,269
Intangible assets	11	45,740
Other assets		368
Trade and other payables		(10,327)
Income tax payable		(1,465)
Provisions	17	(280)
Lease liabilities	15	(28,269)
Deferred tax liabilities	18	(13,848)
Total identifiable net assets		122,420
Total consideration transferred		181,608
Goodwill		59,188
Cash		159,114
Contingent consideration		22,494
Total consideration transferred		181,608

Disclosure of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired Regarding UPS Freight

The valuation techniques used for measuring the fair value of land and buildings ($49.5 million) and customer relationships ($175.2 million) acquired regarding JHT were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings

Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.

- Market prices for comparable sites - Average rebuild cost
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate

Disclosure of Goodwill Allocated To Segments Explanatory

The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2023	December 31, 2022
Canadian Less-Than-Truckload	Less-Than-Truckload	9,142	-
U.S. Less-Than-Truckload	Less-Than-Truckload	3,376	-
Canadian Truckload	Truckload	16,017	811
Specialized Truckload	Truckload	43,080	35,865
Logistics	Logistics	109,993	22,512
		181,608	59,188